PARENT COMPANY FINANCIALS. (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018		Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current Assets:
Cash and cash equivalents	$ 18,921	$ 26,627	[1]	$ 56,093	$ 49,489	$ 64,259	$ 51,550
Other current assets	5,228	11,866	[1]		6,841
Total current assets	161,936	168,804	[1]		203,246
Property and equipment, net	442,810	482,657	[1]		508,352
Other Assets:
Other assets	6,645	5,842	[1]		6,020
Total Assets	652,860	659,981	[1]		720,296
Current Liabilities:
Current portion of long-term debt	144,543	146,671	[1]		20,000
Total current liabilities	228,431	231,859	[1]		90,706
Long-term debt, net	244,385	233,505			244,425
Other liabilities	7,662	7,282	[1]		6,396
Total Liabilities	380,345	340,616	[1]		336,596
Stockholders' Equity:
Common and non-voting common stock	50	46	[1]		44
Additional paid-in capital	937,795	932,179	[1]		927,090
Accumulated other comprehensive loss	(2,459)	(2,459)	[1]		(2,234)
Accumulated deficit	(678,808)	(630,000)	[1]		(568,462)
Total Pacific Ethanol, Inc. stockholders' equity	256,579	299,767	[1]		356,439
Total Liabilities and Stockholders' Equity	652,860	659,981	[1]		720,296
Parent Company [Member]
Current Assets:
Cash and cash equivalents	5,658	6,759		$ 1,865	5,314	$ 11,060	$ 20,618
Receivables from subsidiaries	12,270	17,156			3,138
Other current assets	1,183	1,659			1,631
Total current assets	19,111	25,574			10,083
Property and equipment, net	308	522			1,071
Other Assets:
Investments in subsidiaries	249,641	286,666			359,680
Pacific Ethanol West plant receivable	55,750	58,766			58,766
Other assets	1,529	1,437			1,565
Total other assets	310,238	346,869			420,011
Total Assets	329,657	372,965			431,165
Current Liabilities:
Accounts payable and accrued liabilities	2,437	2,469			2,218
Payable to subsidiaries					625
Accrued PE Op Co. purchase	3,829	3,829			3,828
Current portion of long-term debt	62,866	66,255
Other current liabilities	587	385			245
Total current liabilities	69,719	72,938			6,916
Long-term debt, net					67,530
Operating leases, net of current portion	3,108
Deferred tax liabilities	251	251			224
Other liabilities		9			56
Total Liabilities	73,078	73,198			74,726
Stockholders' Equity:
Preferred stock	1	1			1
Common and non-voting common stock	50	46			44
Additional paid-in capital	937,795	932,179			927,090
Accumulated other comprehensive loss	(2,459)	(2,459)			(2,234)
Accumulated deficit	(678,808)	(630,000)			(568,462)
Total Pacific Ethanol, Inc. stockholders' equity	256,579	299,767			356,439
Total Liabilities and Stockholders' Equity	$ 329,657	$ 372,965			$ 431,165

[1]	Amounts derived from the audited consolidated financial statements for the year ended December 31, 2018.